Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions and Disposals [Abstract]
Schedule of Purchase Price to the Assets Acquired and Liabilities Assumed

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	153,732
Contingent consideration	(7,162)
Total	146,570
Add: Non-controlling interest	107,318
253,888

The following is a summary of the fair value of the purchase price and the final allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	35,311
Contingent consideration	74
Total	35,385
Add: Non-controlling interest	33,998
69,383

Schedule of Fair Value of Assets Acquired and Liabilities Assumed
RMB
Assets acquired
Cash and cash equivalents and restricted cash	17,174
Intangible assets acquired	61,472
- software	5,900
- Non-compete agreements	8,423
- Agent resources	28,749
- Insurance broker license	18,400
Accounts receivable and contract assets	163,396
Other assets	16,651
Total assets acquired	258,693

Liabilities Assumed
Accounts payable and accrued commissions	(173,194)
Deferred tax liabilities	(16,651)
Other payables and accrued expenses	(12,167)
Other liabilities	(9,477)
Total liabilities assumed	(211,489)
Net assets acquired	47,204
Goodwill	206,684
RMB
Assets acquired
Cash and cash equivalents and restricted cash	1,226
Intangible assets acquired	10,930
- Non-compete agreements	1,350
- Agent resources	7,180
- Insurance distribution license	2,400
Accounts receivable and contract assets, net	7,188
Other assets	2,602
Total assets acquired	21,946

Liabilities Assumed
Accounts payable and accrued commissions	(1,922)
Deferred tax liabilities	(2,732)
Other payables and accrued expenses	(3,777)
Other liabilities	(1,600)
Total liabilities assumed	(10,031)
Net assets acquired	11,915
Goodwill	57,468

The consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from the acquisition are as follows:

RMB
Consideration:
Cash	31,390
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	9,819
Short term investments	5,360
Accounts receivables	401
Other receivable and current assets	33,192
Property and equipment	11
Right-of-use assets	521
Total assets acquired	49,304
Accounts payables	(4,532)
Accrued expenses and other current liabilities	(13,045)
Lease liability	(465)
Total liabilities assumed	(18,042)
Net assets acquired	31,262
Goodwill	128